ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Variable Account - 12 (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Nationwide Variable Account - 12 (“Registrant”)
File No. 811-21099
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016

Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016

Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.